Risk management -Social, environmental and foreign exchange risks (Details) - BRL BRL in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Risk management
Cash and cash equivalents	BRL 4,051,717	BRL 2,660,073	BRL 1,077,651	BRL 461,067
Trade accounts receivable, net (Note 12)	1,193,157	634,987
Total current assets	10,530,161	7,516,856
Loans and financing (Note 23)	19,298,563	16,152,511	BRL 12,743,832
Total liabilities	24,043,402	20,622,648
U.S. Dollar
Risk management
Trade accounts receivable, net (Note 12)	1,042,107	526,404
Loans and financing (Note 23)	BRL 10,197,161	8,469,814
Environmental risk
Risk management
Certification term for supplier compliance	2 years
Foreign exchange risk | U.S. Dollar
Risk management
Cash and cash equivalents	BRL 3,583,241	1,338,037
Trade accounts receivable, net (Note 12)	1,042,107	526,404
Total current assets	4,625,348	1,864,441
Loans and financing (Note 23)	10,695,696	9,037,588
Trade payables (Note 24)	1,541,247	1,016,501
Derivative financial instruments (Note 11)	99,279	129,309
Total liabilities	12,336,222	10,183,398
Liability exposure	BRL 7,710,874	BRL 8,318,957
Foreign exchange risk | U.S. Dollar or Euro | Minimum
Risk management
Term of exposure requiring recommendation by the Finance Committee	19 months
Foreign exchange risk | U.S. Dollar or Euro | Maximum
Risk management
Term of exposure to foreign risk	24 months
Term of exposure requiring recommendation by the Finance Committee	24 months